Principal Group companies	12 Months Ended
Dec. 31, 2017
Principal Group companies
Principal Group companies

32. Principal Group companies

The Group’s significant subsidiaries as of December 31, 2017:

			Parent	Group ownership
	Country of incorporation		holding	interest
Company name	and place of business	Primary nature of business	%	%
Nokia Solutions and Networks B.V.	The Hague, Netherlands	Holding company	–	100.0
Nokia Solutions and Networks Oy	Helsinki, Finland	Sales and manufacturing company	–	100.0
Nokia of America Corporation(1)	Delaware, USA	Sales company	–	100.0
Nokia Solutions and Networks India Private Limited	New Delhi, India	Sales and manufacturing company	–	100.0
Nokia Solutions and Networks System Technology (Beijing) Co., Ltd.	Beijing, China	Sales company	–	100.0
Nokia Technologies Oy	Helsinki, Finland	Sales and development company	100.0	100.0
Nokia Bell NV	Antwerp, Belgium	Sales company	–	100.0
Alcatel-Lucent Participations SA	Nozay, France	Holding company	–	100.0
Alcatel-Lucent Canada Inc.	Ottawa, Canada	Sales company	–	100.0
Nokia Shanghai Bell Co., Ltd(2)(4)	Shanghai, China	Sales and manufacturing company	–	50.0
Nokia Solutions and Networks Branch Operations Oy	Helsinki, Finland	Sales company	–	100.0
Nokia Solutions and Networks Japan Corporation	Tokyo, Japan	Sales company	–	100.0
Alcatel Submarine Networks SAS	Nozay, France	Sales and manufacturing company	–	100.0
Nokia Spain, S.A.	Madrid, Spain	Sales company	–	100.0
Alcatel-Lucent Italia S.p.A.	Milan, Italy	Sales company	–	100.0
Alcatel Lucent SAS(3)	Nozay, France	Holding company	–	100.0
Nokia UK Limited	Bristol, UK	Sales company	–	100.0
Nokia Solutions and Networks Taiwan Co., Ltd.	Taipei, Taiwan	Sales company	–	100.0
Nokia Solutions and Networks GmbH & Co. KG	Munich, Germany	Sales company	–	100.0
Alcatel-Lucent International SAS	Nozay, France	Sales company	–	100.0
Nokia Services Limited	New South Wales, Australia	Sales company	–	100.0
Nokia Finance International B.V.	Haarlem, Netherlands	Holding company	100.0	100.0

(1)	Alcatel-Lucent USA Inc. was renamed as Nokia of America Corporation, effective January 1, 2018.
(2)	Alcatel-Lucent Shanghai Bell Co., Ltd. was renamed as Nokia Shanghai Bell Co., Ltd., effective June 1, 2017.
(3)	Company form of Alcatel Lucent SA was changed to Alcatel Lucent SAS, effective February 28, 2017.
(4)

The Group owns 50% plus one share in Nokia Shanghai Bell Co., Ltd, the other shareholder being China Huaxin, an entity controlled by the Chinese government. Refer to Note 33, Significant partly-owned subsidiaries.